Accounting Policies - Basis of Preparation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of voluntary change in accounting policy [abstract]
Amount reclassified from other financial expense to finance costs	$ 46	$ 49